Portfolio of investments—January 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.14%
FHLMC	8.50%	7-1-2028	$4,400	$4,488
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.35	2-1-2037	38,208	39,167
FHLMC (5 Year Treasury Constant Maturity+2.10%)±	2.62	9-1-2032	189,632	180,598
FHLMC Series 2390 Class FD (30 Day Average U.S. SOFR+0.56%)±	5.90	12-15-2031	4,253	4,241
FHLMC Series 2567 Class FH (30 Day Average U.S. SOFR+0.51%)±	5.85	2-15-2033	19,285	19,172
FNMA	6.00	4-1-2033	39,113	38,916
FNMA Series 1997-20ƒ±±	1.84	3-25-2027	2,443	4
FNMA Series 2001-25 Class Z	6.00	6-25-2031	19,652	19,805
FNMA Series 2001-35 Class F (30 Day Average U.S. SOFR+0.71%)±	6.05	7-25-2031	1,427	1,423
FNMA Series 2001-57 Class F (30 Day Average U.S. SOFR+0.61%)±	5.95	6-25-2031	1,437	1,435
FNMA Series 2002-77 Class FH (30 Day Average U.S. SOFR+0.51%)±	5.85	12-18-2032	7,274	7,250
FNMA Series 2002-97 Class FR (30 Day Average U.S. SOFR+0.66%)±	6.00	1-25-2033	2,111	2,107
GNMA	6.50	6-15-2028	6,467	6,688
GNMA Series 2019-H06 Class HIƒ±±	1.82	4-20-2069	2,346,534	62,135
Total agency securities (Cost $440,218)				387,429
Asset-backed securities: 4.25%
ABFC Trust Series 2003-AHL1 Class A1	4.18	3-25-2033	62,531	61,754
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A (U.S. SOFR 1 Month+1.51%)144A±	6.88	1-15-2037	472,053	469,398
Aligned Data Centers Issuer LLC Series 2021-1A Class A2144A	1.94	8-15-2046	900,000	812,195
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	349,479	313,509
Bear Stearns Asset-Backed Securities Trust Series 2002-2 Class A1 (U.S. SOFR 1 Month+0.77%)±	6.13	10-25-2032	7,139	7,152
BRSP Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month+1.26%)144A±	6.62	8-19-2038	297,412	292,936
Centex Home Equity Loan Trust Series 2002-A Class AF6	5.54	1-25-2032	4,992	4,888
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	55,000	57,771
HGI CRE CLO Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month+1.16%)144A±	6.52	6-16-2036	245,430	238,734
Home Partners of America Trust Series 2021-1 Class D144A	2.48	9-17-2041	887,675	742,480
MF1 Ltd. Series 2022-FL8 Class C (U.S. SOFR 1 Month+2.20%)144A±	7.56	2-19-2037	1,000,000	920,263
Mid-State Trust XI Series 11 Class A1	4.86	7-15-2038	57,522	56,572
New Century Home Equity Loan Trust Series 2004-3 Class M1 (U.S. SOFR 1 Month+1.04%)±	6.40	11-25-2034	652,446	636,830
Octane Receivables Trust Series 2022-1A Class A2144A	4.18	3-20-2028	479,182	474,323
Parallel Ltd. Series 2021-1A Class D (U.S. SOFR 3 Month+3.71%)144A±	9.11	7-15-2034	1,000,000	967,524
PFS Financing Corp. Series 2021-A Class A144A	0.71	4-15-2026	1,000,000	989,754
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 1

Portfolio of investments—January 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Sound Point CLO Ltd. Series 2015-1RA Class BR (U.S. SOFR 3 Month+1.81%)144A±	7.21%	4-15-2030	$1,000,000	$1,000,009
Starwood Ltd. Series 2022-FL3 Class A (30 Day Average U.S. SOFR+1.35%)144A±	6.69	11-15-2038	1,200,000	1,162,902
Store Master Funding I-VII XIV XIX XX XXIV Series 2023-1A Class A1144A	6.19	6-20-2053	498,333	501,003
Store Master Funding I-VII Series 2018-1A Class A2144A	4.29	10-20-2048	495,505	466,463
Terwin Mortgage Trust Series TMTS Series 2003-6HE Class A3 (U.S. SOFR 1 Month+1.25%)±	6.61	11-25-2033	96,115	78,711
TRTX Issuer Ltd. Series 2022-FL5 Class A (30 Day Average U.S. SOFR+1.65%)144A±	6.99	2-15-2039	500,000	493,750
Vantage Data Centers Issuer, LLC Series 2020-1A Class A2144A	1.65	9-15-2045	900,000	837,072
Westgate Resorts LLC Series 2022-1A Class C144A	2.49	8-20-2036	478,480	455,833
Total asset-backed securities (Cost $12,258,086)				12,041,826

	Shares
Common stocks: 0.18%
Communication services: 0.00%
Diversified telecommunication services: 0.00%
Intelsat Emergence SA♦†	90	0
Energy: 0.18%
Energy equipment & services: 0.18%
Bristow Group, Inc.†	18,989	500,930
Total common stocks (Cost $221,146)		500,930

			Principal
Corporate bonds and notes: 67.16%
Basic materials: 0.18%
Chemicals: 0.18%
SCIH Salt Holdings, Inc.144A	6.63	5-1-2029	$560,000	508,678
Communications: 10.15%
Advertising: 0.91%
Clear Channel Outdoor Holdings, Inc.144A	7.50	6-1-2029	605,000	499,875
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	685,000	712,104
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	590,000	522,186
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	50,000	47,860
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	760,000	796,153
				2,578,178
Internet: 2.62%
Arches Buyer, Inc.144A	4.25	6-1-2028	500,000	447,181
Arches Buyer, Inc.144A	6.13	12-1-2028	1,235,000	1,066,805
See accompanying notes to portfolio of investments
2 | Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Internet(continued)
Cablevision Lightpath LLC144A	3.88%	9-15-2027	$605,000	$542,017
Cablevision Lightpath LLC144A	5.63	9-15-2028	140,000	118,300
Match Group Holdings II LLC144A	5.63	2-15-2029	2,741,000	2,665,485
Uber Technologies, Inc.144A	4.50	8-15-2029	1,775,000	1,680,109
Uber Technologies, Inc.144A	8.00	11-1-2026	885,000	901,121
				7,421,018
Media: 6.23%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	3,690,000	2,933,928
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	2,500,000	2,174,150
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	5-1-2032	250,000	208,565
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	150,000	140,975
Charter Communications Operating LLC/Charter Communications Operating Capital	5.05	3-30-2029	675,000	664,071
CSC Holdings LLC144A	4.63	12-1-2030	625,000	319,457
CSC Holdings LLC144A	5.75	1-15-2030	1,480,000	783,349
CSC Holdings LLC144A	11.25	5-15-2028	705,000	714,360
CSC Holdings LLC144A	11.75	1-31-2029	645,000	655,146
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.144A	5.88	8-15-2027	415,000	394,537
DISH Network Corp.144A	11.75	11-15-2027	600,000	626,224
Gray Escrow II, Inc.144A	5.38	11-15-2031	2,055,000	1,608,412
Nexstar Media, Inc.144A	5.63	7-15-2027	750,000	730,429
Scripps Escrow II, Inc.144A	5.38	1-15-2031	2,425,000	1,842,272
Sirius XM Radio, Inc.144A	4.13	7-1-2030	2,585,000	2,261,875
Townsquare Media, Inc.144A	6.88	2-1-2026	1,625,000	1,590,583
				17,648,333
Telecommunications: 0.39%
CommScope, Inc.144A	6.00	3-1-2026	545,000	472,068
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	9-20-2029	637,500	638,946
				1,111,014
Consumer, cyclical: 11.36%
Airlines: 0.96%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	255,000	252,198
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class A	3.90	7-15-2027	637,890	597,438
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	5.75	1-20-2026	885,000	832,696
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50	6-20-2027	700,000	701,048
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.144A	8.00	9-20-2025	505,000	329,513
				2,712,893
Apparel: 1.13%
Crocs, Inc.144A	4.13	8-15-2031	425,000	362,256
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 3

Portfolio of investments—January 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Apparel(continued)
Crocs, Inc.144A	4.25%	3-15-2029	$1,150,000	$1,040,750
Hanesbrands, Inc.144A	4.88	5-15-2026	505,000	487,034
Tapestry, Inc.	7.85	11-27-2033	1,235,000	1,319,890
				3,209,930
Auto manufacturers: 0.29%
Ford Motor Co.	4.75	1-15-2043	1,010,000	832,454
Auto parts & equipment: 0.25%
Cooper Tire & Rubber Co.	7.63	3-15-2027	705,000	701,475
Distribution/wholesale: 0.42%
G-III Apparel Group Ltd.144A	7.88	8-15-2025	1,185,000	1,188,151
Entertainment: 2.52%
CCM Merger, Inc.144A	6.38	5-1-2026	2,610,000	2,577,585
Churchill Downs, Inc.144A	4.75	1-15-2028	1,415,000	1,347,697
Churchill Downs, Inc.144A	6.75	5-1-2031	205,000	207,332
Cinemark USA, Inc.144A	5.25	7-15-2028	800,000	738,000
Cinemark USA, Inc.144A	5.88	3-15-2026	455,000	450,832
Cinemark USA, Inc.144A	8.75	5-1-2025	603,000	608,319
Live Nation Entertainment, Inc.144A	3.75	1-15-2028	735,000	678,956
Live Nation Entertainment, Inc.144A	5.63	3-15-2026	528,000	522,164
				7,130,885
Home builders: 0.44%
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	255,000	242,873
Tri Pointe Homes, Inc.	5.70	6-15-2028	1,035,000	1,017,943
				1,260,816
Housewares: 0.37%
Newell Brands, Inc.	5.20	4-1-2026	1,080,000	1,051,346
Leisure time: 1.06%
Carnival Holdings Bermuda Ltd.144A	10.38	5-1-2028	1,200,000	1,312,752
NCL Corp. Ltd.144A	5.88	3-15-2026	525,000	511,912
NCL Corp. Ltd.144A	5.88	2-15-2027	360,000	354,671
NCL Corp. Ltd.144A	7.75	2-15-2029	560,000	565,429
NCL Corp. Ltd.144A	8.13	1-15-2029	235,000	246,675
				2,991,439
Retail: 3.92%
Bath & Body Works, Inc.144A	6.63	10-1-2030	730,000	739,599
Dave & Buster’s, Inc.144A	7.63	11-1-2025	350,000	353,962
FirstCash, Inc.144A	4.63	9-1-2028	1,010,000	944,099
Kohl’s Corp.	4.63	5-1-2031	795,000	636,000
LSF9 Atlantis Holdings LLC/Victra Finance Corp.144A	7.75	2-15-2026	1,625,000	1,566,544
Macy’s Retail Holdings LLC144A	5.88	4-1-2029	670,000	649,900
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	1,045,000	986,062
See accompanying notes to portfolio of investments
4 | Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail(continued)
Michaels Cos., Inc.144A	7.88%	5-1-2029	$1,160,000	$741,929
NMG Holding Co., Inc./Neiman Marcus Group LLC144A	7.13	4-1-2026	1,220,000	1,189,518
Nordstrom, Inc.	4.00	3-15-2027	750,000	702,465
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	865,000	808,051
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	1,030,000	995,683
Raising Cane’s Restaurants LLC144A	9.38	5-1-2029	750,000	803,631
				11,117,443
Consumer, non-cyclical: 8.46%
Commercial services: 4.25%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00	6-1-2029	1,460,000	1,212,224
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.63	7-15-2026	600,000	591,218
CoreCivic, Inc.	8.25	4-15-2026	2,825,000	2,895,625
MPH Acquisition Holdings LLC144A	5.75	11-1-2028	1,725,000	1,372,531
PECF USS Intermediate Holding III Corp.144A	8.00	11-15-2029	1,470,000	709,275
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	6.25	1-15-2028	740,000	733,332
Sabre Global, Inc.144A	11.25	12-15-2027	1,575,000	1,576,969
Service Corp. International	7.50	4-1-2027	1,125,000	1,175,681
Sotheby’s/Bidfair Holdings, Inc.144A	5.88	6-1-2029	495,000	427,301
Upbound Group, Inc.144A	6.38	2-15-2029	1,410,000	1,344,322
				12,038,478
Food: 0.70%
B&G Foods, Inc.	5.25	9-15-2027	375,000	338,233
B&G Foods, Inc.144A	8.00	9-15-2028	1,580,000	1,646,976
				1,985,209
Healthcare-services: 3.20%
Catalent Pharma Solutions, Inc.144A	5.00	7-15-2027	960,000	923,629
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	665,000	550,569
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	40,000	36,141
CHS/Community Health Systems, Inc.144A	8.00	3-15-2026	257,000	253,303
CommonSpirit Health (AGM Insured)	3.82	10-1-2049	750,000	587,077
IQVIA, Inc.144A	6.50	5-15-2030	915,000	933,364
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	1,055,000	945,850
Select Medical Corp.144A	6.25	8-15-2026	1,320,000	1,319,647
Star Parent, Inc.144A	9.00	10-1-2030	1,030,000	1,083,048
Tenet Healthcare Corp.	4.88	1-1-2026	775,000	768,108
Tenet Healthcare Corp.144A	6.75	5-15-2031	1,650,000	1,687,682
				9,088,418
Pharmaceuticals: 0.31%
AdaptHealth LLC144A	5.13	3-1-2030	785,000	613,831
CVS Pass-Through Trust	6.04	12-10-2028	256,898	258,763
				872,594
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 5

Portfolio of investments—January 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 12.40%
Energy-alternate sources: 1.47%
Enviva Partners LP/Enviva Partners Finance Corp.144A	6.50%	1-15-2026	$2,845,000	$1,062,486
TerraForm Power Operating LLC144A	4.75	1-15-2030	1,480,000	1,366,499
TerraForm Power Operating LLC144A	5.00	1-31-2028	1,810,000	1,744,514
				4,173,499
Oil & gas: 3.00%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	1,470,000	1,457,240
Apache Corp.	4.38	10-15-2028	750,000	707,085
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	1,420,000	1,409,350
Hilcorp Energy I LP/Hilcorp Finance Co.144A	5.75	2-1-2029	845,000	815,709
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	4-15-2030	145,000	140,787
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	300,000	288,013
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	760,000	757,213
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	4-15-2032	145,000	139,200
Hilcorp Energy I LP/Hilcorp Finance Co.144A	8.38	11-1-2033	70,000	75,232
Nabors Industries Ltd.144A	7.50	1-15-2028	840,000	768,600
Nabors Industries, Inc.144A	7.38	5-15-2027	1,030,000	1,012,116
Nabors Industries, Inc.144A	9.13	1-31-2030	70,000	71,229
Southwestern Energy Co.	8.38	9-15-2028	650,000	675,503
Talos Production, Inc.144A%%	9.00	2-1-2029	195,000	197,602
				8,514,879
Oil & gas services: 1.37%
Bristow Group, Inc.144A	6.88	3-1-2028	2,125,000	2,080,099
Oceaneering International, Inc.	6.00	2-1-2028	1,830,000	1,787,745
				3,867,844
Pipelines: 6.56%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	6.63	2-1-2032	735,000	730,502
Boardwalk Pipelines LP	4.80	5-3-2029	750,000	737,745
Buckeye Partners LP	5.85	11-15-2043	1,125,000	918,641
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	1,550,000	1,446,071
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	630,000	645,793
DT Midstream, Inc.144A	4.13	6-15-2029	300,000	275,624
DT Midstream, Inc.144A	4.38	6-15-2031	440,000	394,140
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	510,000	527,758
EnLink Midstream LLC144A	6.50	9-1-2030	1,080,000	1,102,107
EnLink Midstream Partners LP	5.05	4-1-2045	1,025,000	833,072
EnLink Midstream Partners LP	5.60	4-1-2044	750,000	665,663
Harvest Midstream I LP144A	7.50	9-1-2028	1,115,000	1,126,267
Hess Midstream Operations LP144A	5.50	10-15-2030	445,000	434,988
Kinetik Holdings LP144A	5.88	6-15-2030	1,140,000	1,119,771
Kinetik Holdings LP144A	6.63	12-15-2028	205,000	207,807
Rockies Express Pipeline LLC144A	4.95	7-15-2029	270,000	258,130
Rockies Express Pipeline LLC144A	6.88	4-15-2040	1,440,000	1,426,977
See accompanying notes to portfolio of investments
6 | Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00%	12-31-2030	$1,690,000	$1,570,872
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	9-1-2031	370,000	340,804
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	1,365,000	1,366,084
Venture Global LNG, Inc.144A	8.38	6-1-2031	1,300,000	1,312,787
Venture Global LNG, Inc.144A	9.88	2-1-2032	1,100,000	1,156,790
				18,598,393
Financial: 11.77%
Banks: 1.19%
Bank of America Corp. Series JJ (U.S. SOFR 3 Month+3.55%)ʊ±	5.13	6-20-2024	530,000	525,214
Citigroup, Inc. Series V (U.S. SOFR+3.23%)ʊ±	4.70	1-30-2025	750,000	713,903
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	935,000	861,530
JPMorgan Chase & Co. Series HH (U.S. SOFR 3 Month+3.13%)ʊ±	4.60	2-1-2025	535,000	521,213
JPMorgan Chase & Co. Series Q (U.S. SOFR 3 Month+3.51%)ʊ±	8.89	5-1-2024	750,000	753,909
				3,375,769
Diversified financial services: 3.51%
Enact Holdings, Inc.144A	6.50	8-15-2025	1,530,000	1,526,588
Nationstar Mortgage Holdings, Inc.144A	5.00	2-1-2026	1,090,000	1,062,314
Nationstar Mortgage Holdings, Inc.144A%%	7.13	2-1-2032	725,000	719,084
Navient Corp.	5.00	3-15-2027	700,000	667,696
Navient Corp.	5.88	10-25-2024	250,000	249,791
Navient Corp.	11.50	3-15-2031	70,000	76,460
OneMain Finance Corp.	7.13	3-15-2026	400,000	405,453
Oppenheimer Holdings, Inc.	5.50	10-1-2025	1,200,000	1,173,000
PRA Group, Inc.144A	5.00	10-1-2029	2,325,000	1,875,598
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.144A	4.00	10-15-2033	665,000	564,459
Synchrony Financial	5.15	3-19-2029	750,000	726,524
United Wholesale Mortgage LLC144A	5.50	11-15-2025	415,000	409,867
United Wholesale Mortgage LLC144A	5.50	4-15-2029	535,000	505,226
				9,962,060
Insurance: 3.71%
Allied World Assurance Co. Holdings Ltd.	4.35	10-29-2025	385,000	375,969
AmWINS Group, Inc.144A	4.88	6-30-2029	1,370,000	1,278,686
Assurant, Inc.	3.70	2-22-2030	750,000	676,777
AssuredPartners, Inc.144A	5.63	1-15-2029	1,090,000	1,029,414
Athene Holding Ltd.	4.13	1-12-2028	750,000	722,463
Brighthouse Financial, Inc.	4.70	6-22-2047	850,000	695,222
BroadStreet Partners, Inc.144A	5.88	4-15-2029	1,845,000	1,749,495
HUB International Ltd.144A	5.63	12-1-2029	415,000	391,598
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 7

Portfolio of investments—January 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
HUB International Ltd.144A	7.25%	6-15-2030	$135,000	$138,870
HUB International Ltd.144A	7.38	1-31-2032	280,000	286,747
Liberty Mutual Group, Inc.144A	4.57	2-1-2029	750,000	735,055
MetLife, Inc.	6.40	12-15-2066	1,000,000	1,019,094
Prudential Financial, Inc. (3 Month LIBOR+2.38%)±	4.50	9-15-2047	750,000	703,797
Sammons Financial Group, Inc.144A	4.45	5-12-2027	750,000	714,952
				10,518,139
REITS: 3.36%
HAT Holdings I LLC/HAT Holdings II LLC144A	6.00	4-15-2025	255,000	252,803
Iron Mountain, Inc.144A	4.50	2-15-2031	1,330,000	1,192,536
Iron Mountain, Inc.144A	5.25	7-15-2030	1,505,000	1,419,525
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	5.25	10-1-2025	1,120,000	1,100,765
Omega Healthcare Investors, Inc.	4.50	4-1-2027	600,000	583,624
Piedmont Operating Partnership LP	2.75	4-1-2032	350,000	244,842
Service Properties Trust	4.75	10-1-2026	875,000	811,783
Service Properties Trust	7.50	9-15-2025	1,000,000	1,015,077
Service Properties Trust144A	8.63	11-15-2031	955,000	1,012,582
SITE Centers Corp.	4.70	6-1-2027	600,000	596,062
Starwood Property Trust, Inc.144A	4.38	1-15-2027	900,000	833,193
Starwood Property Trust, Inc.	4.75	3-15-2025	465,000	455,700
				9,518,492
Industrial: 6.48%
Aerospace/defense: 0.97%
Spirit AeroSystems, Inc.144A	9.38	11-30-2029	265,000	287,121
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	700,000	734,692
TransDigm, Inc.144A	6.25	3-15-2026	500,000	496,600
TransDigm, Inc.	7.50	3-15-2027	1,240,000	1,243,224
				2,761,637
Building materials: 1.00%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	1,750,000	1,794,041
Emerald Debt Merger Sub LLC144A	6.63	12-15-2030	1,030,000	1,040,372
				2,834,413
Electronics: 0.21%
Keysight Technologies, Inc.	4.60	4-6-2027	600,000	596,685
Hand/machine tools: 1.01%
Werner FinCo LP/Werner FinCo, Inc.144A	11.50	6-15-2028	1,260,000	1,326,150
Werner FinCo LP/Werner FinCo, Inc. (PIK at 14.50%)144A¥	14.50	10-15-2028	1,785,273	1,535,606
				2,861,756
Machinery-diversified: 0.57%
Chart Industries, Inc.144A	7.50	1-1-2030	200,000	205,304
See accompanying notes to portfolio of investments
8 | Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Machinery-diversified(continued)
Chart Industries, Inc.144A	9.50%	1-1-2031	$335,000	$357,287
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	1,080,000	1,041,350
				1,603,941
Packaging & containers: 1.97%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	4.00	9-1-2029	635,000	514,649
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	920,000	909,585
Berry Global, Inc.144A	5.63	7-15-2027	1,310,000	1,298,757
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	1,410,000	1,339,431
Mauser Packaging Solutions Holding Co.144A	7.88	8-15-2026	355,000	358,711
Owens-Brockway Glass Container, Inc.144A	7.25	5-15-2031	885,000	889,487
Sealed Air Corp./Sealed Air Corp. U.S.144A	7.25	2-15-2031	265,000	277,042
				5,587,662
Trucking & leasing: 0.75%
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	700,000	678,287
Fortress Transportation & Infrastructure Investors LLC144A	6.50	10-1-2025	1,442,000	1,440,079
				2,118,366
Technology: 2.74%
Computers: 1.35%
Dell International LLC/EMC Corp.	6.02	6-15-2026	750,000	766,253
McAfee Corp.144A	7.38	2-15-2030	435,000	394,203
Seagate HDD	4.13	1-15-2031	697,000	615,345
Seagate HDD144A	8.25	12-15-2029	135,000	145,352
Seagate HDD144A	8.50	7-15-2031	1,275,000	1,385,114
Western Digital Corp.	4.75	2-15-2026	535,000	520,413
				3,826,680
Semiconductors: 0.25%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.50	1-15-2028	750,000	716,873
Software: 1.14%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	665,000	594,020
Cloud Software Group, Inc.144A	6.50	3-31-2029	620,000	578,915
Cloud Software Group, Inc.144A	9.00	9-30-2029	880,000	832,882
SS&C Technologies, Inc.144A	5.50	9-30-2027	500,000	490,819
VMware LLC	3.90	8-21-2027	750,000	725,529
				3,222,165
Utilities: 3.62%
Electric: 3.62%
NextEra Energy Operating Partners LP144A	4.25	9-15-2024	16,000	15,640
NextEra Energy Operating Partners LP144A	4.50	9-15-2027	565,000	530,556
NextEra Energy Operating Partners LP144A	7.25	1-15-2029	595,000	612,852
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 9

Portfolio of investments—January 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Electric(continued)
NSG Holdings LLC/NSG Holdings, Inc.144A	7.75%	12-15-2025		$216,661	$215,578
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028		2,890,000	2,693,382
PG&E Corp.	5.25	7-1-2030		3,260,000	3,112,938
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026		1,285,000	1,246,450
Vistra Operations Co. LLC144A	5.63	2-15-2027		1,125,000	1,108,191
Vistra Operations Co. LLC144A	7.75	10-15-2031		690,000	716,769
					10,252,356
Total corporate bonds and notes (Cost $197,003,908)					190,360,361
Foreign corporate bonds and notes: 11.71%
Financial: 0.30%
Banks: 0.30%
Kreditanstalt fuer Wiederaufbau	5.80	1-19-2028	ZAR	17,500,000	847,590
Government securities: 11.41%
Multi-national: 11.41%
Asian Development Bank	6.00	2-5-2026	BRL	9,000,000	1,734,767
Asian Development Bank	6.20	10-6-2026	INR	34,000,000	404,510
Asian Infrastructure Investment Bank	6.00	12-8-2031	INR	185,000,000	2,089,078
European Bank for Reconstruction & Development	5.00	1-27-2025	BRL	8,225,000	1,601,704
European Bank for Reconstruction & Development	5.25	1-12-2027	INR	185,000,000	2,108,318
European Bank for Reconstruction & Development	6.30	10-26-2027	INR	185,000,000	2,186,814
European Investment Bank	6.50	9-28-2032	ZAR	63,500,000	2,811,331
European Investment Bank	7.25	1-23-2030	ZAR	30,000,000	1,493,230
European Investment Bank	8.00	5-5-2027	ZAR	49,000,000	2,607,017
European Investment Bank	8.13	12-21-2026	ZAR	16,000,000	854,799
Inter-American Development Bank	5.70	11-12-2024	INR	150,000,000	1,784,145
International Bank for Reconstruction & Development	5.75	1-14-2028	BRL	15,000,000	2,705,534
International Bank for Reconstruction & Development	6.75	2-9-2029	ZAR	60,000,000	2,975,372
International Bank for Reconstruction & Development	8.25	12-21-2026	ZAR	15,000,000	801,976
International Bank for Reconstruction & Development	9.50	2-9-2029	BRL	22,000,000	4,491,119
International Finance Corp.	10.75	2-15-2028	BRL	8,000,000	1,697,336
					32,347,050
Total foreign corporate bonds and notes (Cost $34,021,879)					33,194,640
Foreign government bonds: 19.84%
Colombia: 4.14%
Colombia TES	5.75	11-3-2027	COP	24,000,000,000	5,566,376
Colombia TES	6.00	4-28-2028	COP	9,000,000,000	2,083,995
Colombia TES	7.75	9-18-2030	COP	17,000,000,000	4,088,288
					11,738,659
Hungary: 1.73%
Hungary	1.50	4-22-2026	HUF	1,920,000,000	4,910,434
See accompanying notes to portfolio of investments
10 | Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Indonesia: 3.29%
Indonesia	5.50%	4-15-2026	IDR	30,000,000,000	$1,870,000
Indonesia	7.00	9-15-2030	IDR	115,000,000,000	7,450,003
					9,320,003
Mexico: 4.80%
Mexico	7.50	5-26-2033	MXN	68,500,000	3,553,616
Mexico	7.75	5-29-2031	MXN	85,000,000	4,564,957
Mexico	8.00	7-31-2053	MXN	33,500,000	1,679,272
Mexico	8.50	5-31-2029	MXN	67,000,000	3,793,092
					13,590,937
New Zealand: 1.39%
New Zealand	3.50	4-14-2033	NZD	7,000,000	3,939,487
Romania: 3.85%
Romania	3.65	9-24-2031	RON	18,500,000	3,391,610
Romania	5.00	2-12-2029	RON	20,000,000	4,115,267
Romania	7.20	10-30-2033	RON	14,850,000	3,415,468
					10,922,345
United Kingdom: 0.64%
U.K. Gilts	3.75	10-22-2053	GBP	1,625,000	1,819,653
Total foreign government bonds (Cost $55,302,241)					56,241,518
Loans: 17.89%
Communications: 1.89%
Advertising: 0.17%
Clear Channel Outdoor Holdings, Inc. (U.S. SOFR 3 Month+3.50%)±	9.07	8-21-2026		$494,859	488,940
Internet: 0.83%
Arches Buyer, Inc. (U.S. SOFR 1 Month+3.25%)±	8.68	12-6-2027		2,404,052	2,344,961
Media: 0.51%
DirecTV Financing LLC (U.S. SOFR 3 Month+5.00%)±	10.65	8-2-2027		622,439	621,760
Hubbard Radio LLC (U.S. SOFR 1 Month+4.25%)±	9.59	3-28-2025		1,076,477	816,777
					1,438,537
Telecommunications: 0.38%
Altice France SA (3 Month LIBOR+3.69%)±	9.26	1-31-2026		253,718	247,931
Connect Finco Sarl (U.S. SOFR 1 Month+3.50%)±	8.83	12-11-2026		842,188	840,874
					1,088,805
Consumer, cyclical: 2.57%
Airlines: 1.98%
American Airlines, Inc. (U.S. SOFR 3 Month+4.75%)±	10.33	4-20-2028		1,217,200	1,245,427
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 11

Portfolio of investments—January 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines(continued)
Mileage Plus Holdings LLC (U.S. SOFR 3 Month+5.25%)±	10.77%	6-21-2027	$2,019,500	$2,079,035
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	9.07	10-20-2027	2,255,526	2,304,990
				5,629,452
Apparel: 0.08%
Crocs, Inc. (U.S. SOFR 3 Month+3.00%)±	8.50	2-20-2029	234,286	234,199
Entertainment: 0.24%
Cinemark USA, Inc. (U.S. SOFR 1 Month+3.75%)±	9.08	5-24-2030	674,900	674,198
Leisure time: 0.10%
Carnival Corp. (U.S. SOFR 1 Month+3.00%)±	8.34	8-8-2027	278,987	278,777
Retail: 0.17%
PetSmart, Inc. (U.S. SOFR 1 Month+3.75%)±	9.18	2-11-2028	474,732	471,964
Consumer, non-cyclical: 4.28%
Commercial services: 2.20%
Allied Universal Holdco LLC (U.S. SOFR 1 Month+3.75%)±	9.18	5-12-2028	1,618,505	1,597,270
Geo Group, Inc. (U.S. SOFR 1 Month+7.13%)±	12.46	3-23-2027	2,186,868	2,230,605
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+4.25%)±	9.90	9-1-2028	1,308,367	1,248,444
PECF USS Intermediate Holding III Corp. (U.S. SOFR 3 Month+4.25%)±	9.82	12-15-2028	343,249	254,385
Sotheby’s (U.S. SOFR 3 Month+4.50%)±	10.08	1-15-2027	905,357	895,625
				6,226,329
Food: 0.61%
B&G Foods, Inc. (U.S. SOFR 1 Month+2.50%)±	7.83	10-10-2026	1,728,082	1,719,718
Healthcare-products: 0.62%
Medline Borrower LP (U.S. SOFR 1 Month+3.00%)±	8.45	10-23-2028	1,774,917	1,771,030
Healthcare-services: 0.85%
Star Parent, Inc. (U.S. SOFR 3 Month+4.00%)±	9.33	9-27-2030	1,075,000	1,048,888
Surgery Center Holdings, Inc. (U.S. SOFR 1 Month+3.50%)±	8.83	12-19-2030	1,361,483	1,362,763
				2,411,651
Energy: 1.49%
Pipelines: 1.49%
AL NGPL Holdings LLC (U.S. SOFR 3 Month+3.50%)±	8.83	4-13-2028	739,095	738,637
GIP II Blue Holding LP (U.S. SOFR 1 Month+4.50%)±	9.84	9-29-2028	791,014	790,872
GIP III Stetson I LP (U.S. SOFR 1 Month+4.25%)±	9.59	10-31-2028	1,259,381	1,263,713
M6 ETX Holdings II Midco LLC (U.S. SOFR 1 Month+4.50%)±	9.94	9-19-2029	539,035	538,938
Prairie ECI Acquiror LP (U.S. SOFR 1 Month+4.75%)±	10.18	3-11-2026	897,567	895,888
				4,228,048
See accompanying notes to portfolio of investments
12 | Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 2.58%
Diversified financial services: 0.59%
Resolute Investment Managers, Inc. (U.S. SOFR 3 Month+4.25%)±	9.86%	4-30-2024	$2,434,782	$1,544,869
Resolute Investment Managers, Inc. (U.S. SOFR 3 Month+8.00%)‡±	13.32	4-30-2025	923,070	138,461
				1,683,330
Insurance: 1.66%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	8.70	12-23-2026	2,301,896	2,290,686
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	10.70	1-31-2028	460,000	439,958
BroadStreet Partners, Inc. (U.S. SOFR 1 Month+3.75%)±	9.08	1-27-2029	882,787	881,684
HUB International Ltd. (U.S. SOFR 3 Month+3.25%)±	8.57	6-20-2030	250,000	249,975
HUB International Ltd. (U.S. SOFR 1 Month+4.25%)±	9.59	6-20-2030	837,900	837,816
				4,700,119
REITS: 0.33%
Starwood Property Trust, Inc. (U.S. SOFR 1 Month+3.25%)‡±	8.58	11-18-2027	925,650	923,336
Industrial: 2.84%
Aerospace/defense: 0.90%
Spirit Aerosystems, Inc. (U.S. SOFR 3 Month+4.25%)±	9.56	1-15-2027	2,567,500	2,564,830
Building materials: 0.68%
Cornerstone Building Brands, Inc. (U.S. SOFR 1 Month+3.25%)±	8.68	4-12-2028	1,965,302	1,945,963
Environmental control: 0.21%
MIP V Waste Holdings LLC (U.S. SOFR 3 Month+3.25%)‡±	8.70	12-8-2028	591,981	589,021
Machinery-diversified: 0.30%
Vertical U.S. Newco, Inc. (U.S. SOFR 6 Month+3.50%)±	9.08	7-30-2027	853,256	852,898
Packaging & containers: 0.75%
Clydesdale Acquisition Holdings, Inc. (U.S. SOFR 1 Month+3.68%)±	9.11	4-13-2029	1,629,457	1,616,976
Mauser Packaging Solutions Holding Co. (U.S. SOFR 1 Month+4.00%)±	9.32	8-14-2026	498,744	499,227
				2,116,203
Technology: 2.24%
Computers: 0.14%
McAfee LLC (U.S. SOFR 1 Month+3.75%)±	9.20	3-1-2029	400,000	395,700
Software: 2.10%
Applied Systems, Inc. (U.S. SOFR 3 Month+4.50%)±	9.85	9-18-2026	2,787,106	2,792,680
Athenahealth Group, Inc. (U.S. SOFR 1 Month+3.25%)±	8.58	2-15-2029	1,063,053	1,047,108
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 13

Portfolio of investments—January 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Software(continued)
Cloud Software Group, Inc. (U.S. SOFR 3 Month+4.50%)±	9.83%	3-30-2029	$1,340,000	$1,314,044
Genesys Cloud Services Holdings II LLC (U.S. SOFR 1 Month+4.00%)±	9.45	12-1-2027	791,837	791,940
				5,945,772
Total loans (Cost $51,931,055)				50,723,781
Non-agency mortgage-backed securities: 4.16%
Banc of America Funding Trust Series 2005-5 Class 1A1	5.50	9-25-2035	66,342	64,507
Banc of America Funding Trust Series 2005-D Class A1±±	4.77	5-25-2035	104,433	95,405
Banc of America Mortgage Trust Series 2003-C Class 1A1±±	4.62	4-25-2033	168,850	163,120
Bank Series 2017-BNK6 Class D144A	3.10	7-15-2060	1,000,000	774,314
BX Trust Series 2021-ARIA Class A (U.S. SOFR 1 Month+1.01%)144A±	6.38	10-15-2036	1,000,000	986,250
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	7.37	10-15-2036	525,000	513,844
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	750,000	688,728
CHL Mortgage Pass-Through Trust Series 2003-48 Class 2A2±±	6.11	10-25-2033	24,514	14,029
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C144A±±	4.94	9-10-2045	813,776	734,831
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-AR25 Class 1A1±±	4.10	9-25-2032	205,598	186,683
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR15 Class 3A1±±	5.73	6-25-2033	12,885	12,669
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR9 Class 2A2±±	5.08	3-25-2033	7,190	7,012
CSMC OA LLC Series 2014-USA Class D144A	4.37	9-15-2037	750,000	470,396
Global Mortgage Securitization Ltd. Series 2004-A Class A2 (U.S. SOFR 1 Month+0.43%)144A±	5.79	11-25-2032	15,434	14,936
GS Mortgage Securities Corportation Trust Series 2020- DUNE Class D (U.S. SOFR 1 Month+2.01%)144A±	7.53	12-15-2036	1,000,000	966,901
GS Mortgage Securities Trust Series 2010-C1 Class X144Aƒ±±	0.45	8-10-2043	658,641	836
GS Mortgage Securities Trust Series 2019-GSA1 Class C±±	3.81	11-10-2052	1,000,000	832,166
Hudsons Bay Simon JV Trust Series 2015-HB10 Class A10144A	4.15	8-5-2034	1,000,000	920,405
JP Morgan Mortgage Trust Series 2004-A3 Class 3A3±±	4.99	7-25-2034	4,322	4,130
JP Morgan Mortgage Trust Series 2005-A3 Class 11A2±±	5.71	6-25-2035	58,014	53,468
JPMBB Commercial Mortgage Securities Trust Series 2013- C15 Class D144A±±	4.85	11-15-2045	219,330	190,094
JPMBB Commercial Mortgage Securities Trust Series 2013- C17 Class B±±	4.73	1-15-2047	50,000	47,028
Master Alternative Loans Trust Series 2005-1 Class 5A1	5.50	3-25-2036	426	371
MASTR Adjustable Rate Mortgages Trust Series 2003-6 Class 4A2±±	4.38	1-25-2034	1,634	1,561
MASTR Adjustable Rate Mortgages Trust Series 2003-6 Class 3A1±±	4.60	12-25-2033	25,662	25,089
See accompanying notes to portfolio of investments
14 | Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
MASTR Adjustable Rate Mortgages Trust Series 2004-13 Class 3A7±±	5.39%	11-21-2034	$3,116	$2,899
Med Trust Series 2021-MDLN Class B (U.S. SOFR 1 Month+1.56%)144A±	6.93	11-15-2038	1,000,200	987,697
Merrill Lynch Mortgage Investors Trust Series 2003-G Class A2 (U.S. SOFR 6 Month+1.11%)±	6.49	1-25-2029	10,855	10,439
MFA Trust Series 2022-NQM1 Class M1144A±±	4.26	12-25-2066	1,000,000	865,418
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	1,000,000	852,925
Morgan Stanley Mortgage Loan Trust Series 2004-4 Class 2A±±	6.29	9-25-2034	10,038	10,041
Sequoia Mortgage Trust Series 2003-1 Class 1A (U.S. SOFR 1 Month+0.87%)±	6.23	4-20-2033	2,881	2,579
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.39	1-5-2043	1,000,000	563,820
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A±±	3.81	3-25-2034	8,716	7,886
Vendee Mortgage Trust Series 2003-2ƒ±±	0.45	5-15-2033	1,009,738	13,700
Verus Securitization Trust Series 2021-1 Class A2144A±±	1.05	1-25-2066	328,760	288,561
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	50,057	51,080
WFLD Mortgage Trust Series 2014-MONT Class B144A±±	3.75	8-10-2031	490,000	353,797
Total non-agency mortgage-backed securities (Cost $13,362,714)				11,779,615
Yankee corporate bonds and notes: 12.08%
Basic materials: 0.20%
Chemicals: 0.20%
Braskem Netherlands Finance BV144A	4.50	1-31-2030	725,000	573,641
Communications: 0.67%
Internet: 0.30%
Prosus NV144A	4.19	1-19-2032	1,000,000	862,452
Telecommunications: 0.37%
Altice France SA144A	8.13	2-1-2027	1,170,000	1,045,757
Consumer, cyclical: 4.15%
Airlines: 1.18%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	2,276,000	2,463,770
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	1,055,000	893,975
				3,357,745
Entertainment: 0.61%
Banijay Entertainment SASU144A	8.13	5-1-2029	1,040,000	1,075,357
Genm Capital Labuan Ltd.144A	3.88	4-19-2031	750,000	647,538
				1,722,895
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 15

Portfolio of investments—January 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Leisure time: 2.36%
Carnival Corp.144A	6.00%	5-1-2029	$1,725,000	$1,670,796
Carnival Corp.144A	7.00	8-15-2029	275,000	285,979
Carnival Corp.144A	7.63	3-1-2026	395,000	401,233
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	130,000	127,921
Royal Caribbean Cruises Ltd.144A	5.50	4-1-2028	1,885,000	1,861,012
Royal Caribbean Cruises Ltd.144A	9.25	1-15-2029	800,000	859,299
Royal Caribbean Cruises Ltd.144A	11.63	8-15-2027	1,350,000	1,468,464
				6,674,704
Consumer, non-cyclical: 0.60%
Pharmaceuticals: 0.60%
Teva Pharmaceutical Finance Netherlands III BV	6.00	4-15-2024	728,000	726,498
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	900,000	988,520
				1,715,018
Energy: 1.20%
Oil & gas: 0.34%
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	940,000	972,629
Pipelines: 0.86%
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63	1-15-2083	830,000	838,815
Northriver Midstream Finance LP144A	5.63	2-15-2026	1,631,000	1,589,588
				2,428,403
Financial: 2.99%
Banks: 1.67%
ABN AMRO Bank NV144A	4.80	4-18-2026	750,000	734,743
HSBC Holdings plc (USD ICE Swap Rate 11:00am NY 5 Year+3.75%)ʊ±	6.00	5-22-2027	550,000	519,657
Intesa Sanpaolo SpA (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year+5.46%)144Aʊ±	7.70	9-17-2025	820,000	807,015
Macquarie Group Ltd. (U.S. SOFR+2.21%)144A±	5.11	8-9-2026	1,000,000	997,920
NatWest Group PLC (5 Year Treasury Constant Maturity+2.35%)±	3.03	11-28-2035	1,000,000	840,510
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	910,000	821,136
				4,720,981
Diversified financial services: 0.84%
Castlelake Aviation Finance DAC144A	5.00	4-15-2027	1,210,000	1,148,585
Macquarie Airfinance Holdings Ltd.144A	8.38	5-1-2028	1,175,000	1,234,278
				2,382,863
Insurance: 0.48%
Fairfax Financial Holdings Ltd.	4.85	4-17-2028	750,000	742,726
Sompo International Holdings Ltd.	7.00	7-15-2034	575,000	628,082
				1,370,808
See accompanying notes to portfolio of investments
16 | Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial: 1.57%
Aerospace/defense: 0.38%
Bombardier, Inc.144A	8.75%	11-15-2030	$1,025,000	$1,075,694
Electronics: 0.71%
Sensata Technologies BV144A	4.00	4-15-2029	1,370,000	1,254,320
Sensata Technologies BV144A	5.88	9-1-2030	755,000	746,147
				2,000,467
Trucking & leasing: 0.48%
Fly Leasing Ltd.144A	7.00	10-15-2024	1,430,000	1,372,800
Utilities: 0.70%
Electric: 0.56%
Drax Finco PLC144A	6.63	11-1-2025	1,600,000	1,588,640
Water: 0.14%
Veolia Environnement SA	6.75	6-1-2038	350,000	389,262
Total yankee corporate bonds and notes (Cost $34,786,260)				34,254,759
Yankee government bonds: 0.26%
Trinidad and Tobago: 0.26%
Trinidad & Tobago144A	4.50	8-4-2026	750,000	732,000
Total yankee government bonds (Cost $748,008)				732,000

		Yield	Shares
Short-term investments: 3.72%
Investment companies: 3.72%
Allspring Government Money Market Fund Select Class♠∞##		5.27	10,538,804	10,538,804
Total short-term investments (Cost $10,538,804)				10,538,804
Total investments in securities (Cost $410,614,319)	141.39%			400,755,663
Other assets and liabilities, net	(41.39)			(117,315,116)
Total net assets	100.00%			$283,440,547

See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 17

Portfolio of investments—January 31, 2024 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
†	Non-income-earning security
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
AGM	Assured Guaranty Municipal
BRL	Brazilian real
COP	Colombian peso
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
HUF	Hungarian forint
IDR	Indonesian rupiah
INR	Indian rupee
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
NZD	New Zealand dollar
REIT	Real estate investment trust
RON	Romanian lei
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$16,466,965	$18,812,731	$(24,740,892)	$0	$0	$10,538,804	10,538,804	$166,799
See accompanying notes to portfolio of investments
18 | Allspring Multi-Sector Income Fund

Notes to portfolio of investments—January 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in
Allspring Multi-Sector Income Fund | 19

Notes to portfolio of investments—January 31, 2024 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$387,429	$0	$387,429
Asset-backed securities	0	12,041,826	0	12,041,826
Common stocks
Communication services	0	0	0	0
Energy	500,930	0	0	500,930
Corporate bonds and notes	0	190,360,361	0	190,360,361
Foreign corporate bonds and notes	0	33,194,640	0	33,194,640
Foreign government bonds	0	56,241,518	0	56,241,518
Loans	0	49,072,963	1,650,818	50,723,781
Non-agency mortgage-backed securities	0	11,779,615	0	11,779,615
Yankee corporate bonds and notes	0	34,254,759	0	34,254,759
Yankee government bonds	0	732,000	0	732,000
Short-term investments
Investment companies	10,538,804	0	0	10,538,804
Total assets	$11,039,734	$388,065,111	$1,650,818	$400,755,663
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balance, beginning of period	Net Purchases	Net Sales/ Settlements	Accrued Discounts (Premiums)	Realized Gains (Losses)	Net Change in Unrealized gains (losses)	Transfers into Level 3	Transfers out of Level 3	Balance, end of period
Investments in:
Loans	$260,810	$154,613	$(701)	$298	$(1)	$2,219	$1,512,357	$(278,777)	$1,650,818

Net Change in Unrealized Gains (Losses) on Investments Held at January 31, 2024
Investments in:
Loans	$(283)
The loan obligations in the Level 3 table were valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.
20 | Allspring Multi-Sector Income Fund